LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Summary of supplemental information related to operating leases

	Year ended		Year ended
	December 31, 2021		December 31, 2022
Operating lease ROU assets	80,752		33,909
Operating lease liabilities	72,101		35,229
Operating leases - Weighted average remaining lease term	2.47	years	2.11	years
Operating leases - Weighted average discount rate	3.4%		3.3%

Summary of least cost

	Year ended	Year ended
	December 31, 2021	December 31, 2022
Operating lease cost	99,036	27,715
Short-term lease cost	4,220	192
Total	103,256	27,907
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	81,695	17,743
Non-cash ROU assets in exchange for new lease liabilities:
Operating leases	103,217	12,289

Summary of maturity of operating lease liabilities

	As of December 31,	As of December 31,
	2021	2022
	RMB	RMB
2022	31,854	—
2023	21,800	17,945
2024	18,718	16,304
2025	2,776	2,253
2026 and thereafter	—	—
Subtotal	75,148	36,502
Less: imputed interest	3,047	1,273
Present value of operating lease liabilities	72,101	35,229